Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

Roberts & Ryan, Inc.

(collectively, the “Specified Parties”):

Re: NCMF Commercial Mortgage Trust 2025-MFS – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NCMF 2025-MFS_Accounting Tape_Final.xlsx” provided by the Company on May 20, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 18 related properties (the “Properties”) as of June 6, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by NCMF Commercial Mortgage Trust 2025-MFS, Commercial Mortgage Pass-Through Certificates, Series 2025-MFS (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Mortgage Loan Interest Rate” means the rate of 6.44000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Mezzanine A Loan Interest Rate” means the rate of 8.00000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Mezzanine B Loan Interest Rate” means the rate of 8.00000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Mortgage Loan Interest Rate, Mezzanine Loan Interest Rate and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively,

2

on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

May 20, 2025

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report, https://www.peakofboone.com/
Previous Securitization	Trepp Screenshot
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
Market	Underwriting File
Submarket/University	Underwriting File
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Total Units	Underwriting File
Total Beds	Underwriting Rent Roll
Total SF	Underwriting File
Leased Units	Underwriting File
Vacant Units	Underwriting Rent Roll
Leased Beds	Underwriting Rent Roll
Student Housing Leased (%) Beds	Underwriting Rent Roll
Leased (%) Date	Underwriting File
In-Place Rent per Unit	Underwriting Rent Roll
Avg. In-Place Rent per SF	Underwriting Rent Roll

ATTACHMENT A

Attribute	Source Document(s)
In-Place Rent per Leased Bed	Underwriting Rent Roll
Capital Expenditures Since Acquisition	Underwriting File
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan A Closing Date Balance	Draft Loan Agreement
Mezzanine Loan A Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan B Closing Date Balance	Draft Loan Agreement
Mezzanine Loan B Maturity Date Balance	Draft Loan Agreement
Individual Appraised Value Date	Appraisal Report
Aggregate Individual Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Engineering Report
Environmental Report Date	Engineering Report
Phase II Required?	Engineering Report
Seismic Zone	Engineering Report
PML %	Engineering Report
Origination Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Administration Fee Schedule
Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Population	Underwriting File
Annual Population Growth	Underwriting File
Average Household Income	Underwriting File
Current Rents 2022 Annualized	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Current Rents 2023	Underwriting File
Current Rents 2024	Underwriting File
Current Rents February 2025 TTM	Underwriting File
Current Rents February 2025 T-6 Annualized	Underwriting File
Current Rents February 2025 T-3 Annualized	Underwriting File
Current Rents UW	Underwriting File
Potential Income from Vacant Space 2022 Annualized	Underwriting File
Potential Income from Vacant Space 2023	Underwriting File
Potential Income from Vacant Space 2024	Underwriting File
Potential Income from Vacant Space February 2025 TTM	Underwriting File
Potential Income from Vacant Space February 2025 T-6 Annualized	Underwriting File
Potential Income from Vacant Space February 2025 T-3 Annualized	Underwriting File
Potential Income from Vacant Space UW	Underwriting File
Gross Potential Rent 2022 Annualized	Underwriting File
Gross Potential Rent 2023	Underwriting File
Gross Potential Rent 2024	Underwriting File
Gross Potential Rent February 2025 TTM	Underwriting File
Gross Potential Rent February 2025 T-6 Annualized	Underwriting File
Gross Potential Rent February 2025 T-3 Annualized	Underwriting File
Gross Potential Rent UW	Underwriting File
Vacancy 2022 Annualized	Underwriting File
Vacancy 2023	Underwriting File
Vacancy 2024	Underwriting File
Vacancy February 2025 TTM	Underwriting File
Vacancy February 2025 T-6 Annualized	Underwriting File
Vacancy February 2025 T-3 Annualized	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Vacancy UW	Underwriting File
Concessions 2022 Annualized	Underwriting File
Concessions 2023	Underwriting File
Concessions 2024	Underwriting File
Concessions February 2025 TTM	Underwriting File
Concessions February 2025 T-6 Annualized	Underwriting File
Concessions February 2025 T-3 Annualized	Underwriting File
Concessions UW	Underwriting File
Non-Revenue Units 2022 Annualized	Underwriting File
Non-Revenue Units 2023	Underwriting File
Non-Revenue Units 2024	Underwriting File
Non-Revenue Units February 2025 TTM	Underwriting File
Non-Revenue Units February 2025 T-6 Annualized	Underwriting File
Non-Revenue Units February 2025 T-3 Annualized	Underwriting File
Non-Revenue Units UW	Underwriting File
Bad Debt 2022 Annualized	Underwriting File
Bad Debt 2023	Underwriting File
Bad Debt 2024	Underwriting File
Bad Debt February 2025 TTM	Underwriting File
Bad Debt February 2025 T-6 Annualized	Underwriting File
Bad Debt February 2025 T-3 Annualized	Underwriting File
Bad Debt UW	Underwriting File
Net Rental Income 2022 Annualized	Underwriting File
Net Rental Income 2023	Underwriting File
Net Rental Income 2024	Underwriting File
Net Rental Income February 2025 TTM	Underwriting File
Net Rental Income February 2025 T-6 Annualized	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Net Rental Income February 2025 T-3 Annualized	Underwriting File
Net Rental Income UW	Underwriting File
Commercial Income Including Recoveries 2022 Annualized	Underwriting File
Commercial Income Including Recoveries 2023	Underwriting File
Commercial Income Including Recoveries 2024	Underwriting File
Commercial Income Including Recoveries February 2025 TTM	Underwriting File
Commercial Income Including Recoveries February 2025 T-6 Annualized	Underwriting File
Commercial Income Including Recoveries February 2025 T-3 Annualized	Underwriting File
Commercial Income Including Recoveries UW	Underwriting File
Cable Income 2022 Annualized	Underwriting File
Cable Income 2023	Underwriting File
Cable Income 2024	Underwriting File
Cable Income February 2025 TTM	Underwriting File
Cable Income February 2025 T-6 Annualized	Underwriting File
Cable Income February 2025 T-3 Annualized	Underwriting File
Cable Income UW	Underwriting File
Parking Income 2022 Annualized	Underwriting File
Parking Income 2023	Underwriting File
Parking Income 2024	Underwriting File
Parking Income February 2025 TTM	Underwriting File
Parking Income February 2025 T-6 Annualized	Underwriting File
Parking Income February 2025 T-3 Annualized	Underwriting File
Parking Income UW	Underwriting File
Utility Reimbursements 2022 Annualized	Underwriting File
Utility Reimbursements 2023	Underwriting File
Utility Reimbursements 2024	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Utility Reimbursements February 2025 TTM	Underwriting File
Utility Reimbursements February 2025 T-6 Annualized	Underwriting File
Utility Reimbursements February 2025 T-3 Annualized	Underwriting File
Utility Reimbursements UW	Underwriting File
Laundry Income 2022 Annualized	Underwriting File
Laundry Income 2023	Underwriting File
Laundry Income 2024	Underwriting File
Laundry Income February 2025 TTM	Underwriting File
Laundry Income February 2025 T-6 Annualized	Underwriting File
Laundry Income February 2025 T-3 Annualized	Underwriting File
Laundry Income UW	Underwriting File
Other Income 2022 Annualized	Underwriting File
Other Income 2023	Underwriting File
Other Income 2024	Underwriting File
Other Income February 2025 TTM	Underwriting File
Other Income February 2025 T-6 Annualized	Underwriting File
Other Income February 2025 T-3 Annualized	Underwriting File
Other Income UW	Underwriting File
Effective Gross Income 2022 Annualized	Underwriting File
Effective Gross Income 2023	Underwriting File
Effective Gross Income 2024	Underwriting File
Effective Gross Income February 2025 TTM	Underwriting File
Effective Gross Income February 2025 T-6 Annualized	Underwriting File
Effective Gross Income February 2025 T-3 Annualized	Underwriting File
Effective Gross Income UW	Underwriting File
Payroll 2022 Annualized	Underwriting File
Payroll 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Payroll 2024	Underwriting File
Payroll February 2025 TTM	Underwriting File
Payroll February 2025 T-6 Annualized	Underwriting File
Payroll February 2025 T-3 Annualized	Underwriting File
Payroll UW	Underwriting File
Utilities 2022 Annualized	Underwriting File
Utilities 2023	Underwriting File
Utilities 2024	Underwriting File
Utilities February 2025 TTM	Underwriting File
Utilities February 2025 T-6 Annualized	Underwriting File
Utilities February 2025 T-3 Annualized	Underwriting File
Utilities UW	Underwriting File
Repairs & Maintenance 2022 Annualized	Underwriting File
Repairs & Maintenance 2023	Underwriting File
Repairs & Maintenance 2024	Underwriting File
Repairs & Maintenance February 2025 TTM	Underwriting File
Repairs & Maintenance February 2025 T-6 Annualized	Underwriting File
Repairs & Maintenance February 2025 T-3 Annualized	Underwriting File
Repairs & Maintenance UW	Underwriting File
Marketing 2022 Annualized	Underwriting File
Marketing 2023	Underwriting File
Marketing 2024	Underwriting File
Marketing February 2025 TTM	Underwriting File
Marketing February 2025 T-6 Annualized	Underwriting File
Marketing February 2025 T-3 Annualized	Underwriting File
Marketing UW	Underwriting File
General & Administrative 2022 Annualized	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
General & Administrative 2023	Underwriting File
General & Administrative 2024	Underwriting File
General & Administrative February 2025 TTM	Underwriting File
General & Administrative February 2025 T-6 Annualized	Underwriting File
General & Administrative February 2025 T-3 Annualized	Underwriting File
General & Administrative UW	Underwriting File
Total Controllable Expenses 2022 Annualized	Underwriting File
Total Controllable Expenses 2023	Underwriting File
Total Controllable Expenses 2024	Underwriting File
Total Controllable Expenses February 2025 TTM	Underwriting File
Total Controllable Expenses February 2025 T-6 Annualized	Underwriting File
Total Controllable Expenses February 2025 T-3 Annualized	Underwriting File
Total Controllable Expenses UW	Underwriting File
Management Fees 2022 Annualized	Underwriting File
Management Fees 2023	Underwriting File
Management Fees 2024	Underwriting File
Management Fees February 2025 TTM	Underwriting File
Management Fees February 2025 T-6 Annualized	Underwriting File
Management Fees February 2025 T-3 Annualized	Underwriting File
Management Fees UW	Underwriting File
Real Estate Taxes 2022 Annualized	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes February 2025 TTM	Underwriting File
Real Estate Taxes February 2025 T-6 Annualized	Underwriting File
Real Estate Taxes February 2025 T-3 Annualized	Underwriting File
Real Estate Taxes UW	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Insurance 2022 Annualized	Underwriting File
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance February 2025 TTM	Underwriting File
Insurance February 2025 T-6 Annualized	Underwriting File
Insurance February 2025 T-3 Annualized	Underwriting File
Insurance UW	Underwriting File
Total Non-Controllable Expenses 2022 Annualized	Underwriting File
Total Non-Controllable Expenses 2023	Underwriting File
Total Non-Controllable Expenses 2024	Underwriting File
Total Non-Controllable Expenses February 2025 TTM	Underwriting File
Total Non-Controllable Expenses February 2025 T-6 Annualized	Underwriting File
Total Non-Controllable Expenses February 2025 T-3 Annualized	Underwriting File
Total Non-Controllable Expenses UW	Underwriting File
Total Operating Expenses 2022 Annualized	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses 2024	Underwriting File
Total Operating Expenses February 2025 TTM	Underwriting File
Total Operating Expenses February 2025 T-6 Annualized	Underwriting File
Total Operating Expenses February 2025 T-3 Annualized	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income 2022 Annualized	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income February 2025 TTM	Underwriting File
Net Operating Income February 2025 T-6 Annualized	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Net Operating Income February 2025 T-3 Annualized	Underwriting File
Net Operating Income UW	Underwriting File
Reserves 2022 Annualized	Underwriting File
Reserves 2023	Underwriting File
Reserves 2024	Underwriting File
Reserves February 2025 TTM	Underwriting File
Reserves February 2025 T-6 Annualized	Underwriting File
Reserves February 2025 T-3 Annualized	Underwriting File
Reserves UW	Underwriting File
Net Cash Flow 2022 Annualized	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow February 2025 TTM	Underwriting File
Net Cash Flow February 2025 T-6 Annualized	Underwriting File
Net Cash Flow February 2025 T-3 Annualized	Underwriting File
Net Cash Flow UW	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Total Units	Total Units divided by the aggregate sum of each Total Units
% of Total Beds	Total Beds divided by the aggregate sum of each Total Beds
% of Total SF	Total SF divided by the aggregate sum of each Total SF
Average Unit Size (SF)	Total SF divided by Total Units
Leased (%) Units	Leased Units divided by Total Units
Capital Expenditures Since Acquisition per Unit	Capital Expenditures Since Acquisition divided by Total Units
Mortgage Loan Closing Date Balance per Unit	Mortgage Loan Closing Date Balance divided by Total Units
Mortgage Loan Closing Date Balance per SF	Mortgage Loan Closing Date Balance divided by Total SF
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Mezzanine Loan A Closing Date Balance per Unit	Mezzanine Loan A Closing Date Balance divided by Total Units
Mezzanine Loan A Closing Date Balance per SF	Mezzanine Loan A Closing Date Balance divided by Total SF
% of Mezzanine Loan A Closing Date Balance	Mezzanine Loan A Closing Date Balance divided by the aggregate sum of each Mezzanine Loan Closing Date Balance
Mezzanine Loan Closing B Date Balance per Unit	Mezzanine Loan B Closing Date Balance divided by Total Units
Mezzanine Loan Closing B Date Balance per SF	Mezzanine Loan B Closing Date Balance divided by Total SF
% of Mezzanine Loan B Closing Date Balance	Mezzanine Loan B Closing Date Balance divided by the aggregate sum of each Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance	Sum of Mortgage Loan Closing Date Balance and Mezzanine Loan Closing Date Balance

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Loan Closing Date Balance per Unit	Total Loan Closing Date Balance divided by Total Units
Total Loan Closing Date Balance per SF	Total Loan Closing Date Balance divided by Total SF
% of Total Loan Closing Date Balance	Total Loan Closing Date Balance divided by the aggregate sum of each Total Loan Closing Date Balance
Total Loan Maturity Date Balance	Sum of Mortgage Loan Maturity Date Balance and Mezzanine Loan Maturity Date Balance
Aggregate Individual Appraised Value per Unit	Aggregate Individual Appraised Value divided by Total Units
Aggregate Individual As-Is Appraised Value per SF	Aggregate Individual Appraised Value divided by Total SF
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) Mortgage Loan Interest Rate, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Mezzanine Loan Debt Service Payment	Annual Mezzanine Loan Debt Service Payment divided by 12
Annual Mezzanine Loan Debt Service Payment	Product of i) Mezzanine Loan Interest Rate, ii) Mezzanine Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Total Loan Debt Service Payment	Sum of Monthly Mortgage Loan Debt Service Payment and Monthly Mezzanine Loan Debt Service Payment
Annual Total Loan Debt Service Payment	Sum of Annual Mortgage Loan Debt Service Payment and Annual Mezzanine Loan Debt Service Payment
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning If “Amort Type” is Interest Only, showing 0.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Mortgage Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan Balloon LTV (Aggregate Individual Values)	Mortgage Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Total Loan Closing Date LTV (Aggregate Individual Values)	Total Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Total Loan Balloon LTV (Aggregate Individual Values)	Total Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Total Loan UW NOI Debt Yield	Net Operating Income UW divided by Total Loan Closing Date Balance
Total Loan UW NCF Debt Yield	Net Cash Flow UW divided by Total Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Total Loan UW NOI DSCR	Net Operating Income UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment

B-3